Derivative Financial Instruments - Gain on Derivatives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of gain on derivatives
Total gain on derivatives			$ (1,512)
Interest rate swaps held for trading
Analysis of gain on derivatives
Realized gain on derivatives held for trading			(1,535)
Unrealized loss on interest rate swaps held for trading	$ 0	$ 0	88
Forward foreign exchange contracts held for trading
Analysis of gain on derivatives
Realized gain on derivatives held for trading			$ (65)